Fees Summary	Aug. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 172,441,422.92
Previously Paid Amount
Total Fee Amount	26,400.78
Total Offset Amount
Net Fee	$ 26,400.78